NEW YORK LIFE INSURANCE COMPANY 51 Madison Avenue New York, NY 10010 Phone: (212) 576-7558 Fax: (212) 447-0569 E-mail: charles_a_whites@newyorklife.com www.newyorklife.com

Charles A. Whites, Jr. Associate General Counsel

VIA EDGAR

May 15, 2012

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.

20549

Re:	New York Life Insurance and Annuity Corporation

  Variable Annuity Separate Account-III

  Form N-4 Registration Statement

  File Nos. 333-156018 and 811-08904

  CIK #0000934298

Commissioners:

Submitted herewith for filing on behalf of New York Life Insurance and Annuity Corporation (“NYLIAC”) and NYLIAC Variable Annuity Separate Account-III is Post-Effective Amendment No. 6 to the registration statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and Amendment No. 109 to the registration statement on the same Form N-4 under the Investment Company Act of 1940.

Units of interest of the Separate Account are offered through variable annuity contracts, marketed under the following names: New York Life Premier Variable Annuity and New York Life Premier Plus Variable Annuity. The Amendment contains two Prospectuses along with exhibits to the Amendment, which are either submitted or incorporated thereto by reference.

This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act for the purposes of including all exhibits and financial statements and making other changes regarding the introduction of the Investment Protection Plan II Rider. No material changes were made to the Prospectuses contained in the Amendment other than those necessary to disclose the information referenced above regarding the Investment Protection Plan II Rider.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7558.

Very truly yours,

/s/ Charles A. Whites, Jr.
Charles A. Whites, Jr. Associate General Counsel

Enclosures